Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events [Line Items]
Subsequent events

26	Subsequent events
Share Repurchase Program
On January 11, 2023, the Board of Directors has authorized the repurchase of up to $25 million of Super Group ordinary shares through December 31, 2023. This timeframe can also be extended or shortened by the Board of Directors, and Super Group is not obligated to repurchase any shares. Repurchases, if any, will be made from time to time on the open market at prevailing prices or in negotiated transactions off the market.
Acquisition of DGC
The Group has completed the DGC acquisition subsequent to year-end but prior to the issuance of the financial statements. On April 7, 2021, SGHC entered into an agreement to acquire 100% of the issued share capital of DGC a company holding an exclusive license to use the Betway brand in the United States of America ('USA').
DGC is an online sports betting and iGaming company with market access in up to thirteen USA states, eight of which are live today and, all utilizing the Betway brand, which it licenses from the Group on an exclusive basis. This acquisition enables the Group’s USA market entry, further enhancing its global footprint.
The purchase of DGC was conditioned upon written consent from a number of different gaming authorities in the USA that gaming approvals for certain relevant jurisdictions and certain market access agreements would not terminate due to the purchase by DGC. Subsequent to year-end, in January 2023 (the 'DGC Acquisition Date'), the Group had received all of the required written consents and completed its acquisition of DGC.

26	Subsequent events (continued)
The fair value of the consideration for DGC is €11.7 million (corresponding to $12.6 million) paid in cash upon the transaction closing. The Group will also assume the loan facility extended by Standard Bank to DGC as part of the transaction (see note 19), which is included in the fair value of identifiable liabilities assumed. Subsequent to the year ended December 31, 2022 and before the financial statements were authorized for issuance, the amount drawn in the facility was increased from €121.7 million (corresponding to $130.6 million) to €137.5 million (corresponding to $149.9 million). The acquisition will be accounted for a business combination in accordance with IFRS 3.
The preliminary fair values of the identifiable assets and liabilities assumed as at the acquisition date were:

Digital Gaming Corporation € '000s
Assets
Property, plant and equipment	4,113
Deferred tax asset	1,195
Trade and other receivables	11,574
Cash and cash equivalents	7,668
24,550
Liabilities
Interest-bearing loans and borrowings	(120,989)
Income tax payable	(6,337)
Trade and other payables	(23,472)
Customer liabilities	(2,577)
Deferred tax liabilities	(950)
(154,325)

Net identifiable liabilities assumed	(129,775)
Goodwill and other intangible assets	141,477
Purchase consideration	11,702

The fair value of the trade receivables is the same as the gross amount of trade receivables and it is expected that full contractual amounts can be collected.
Goodwill and other intangible assets were based on a provisional assessment of their fair value as the valuation report had not been completed by the date the financial statements were approved for issue by the Board or Directors. Goodwill acquired through the business combination will be fully allocated to the Betway cash generating unit, which is also an operating segment. None of the goodwill recognized is expected to be deductible for income tax purposes.

26	Subsequent events (continued)
The following table summarizes the net cash flow on acquisition:
The acquisition accounting for the above acquisition remains provisional for one year from the acquisition date and may change if new information is obtained relating to the conditions that existed at the acquisition date.

	Cash paid € '000s	Net cash acquired with the subsidiaries € '000s	Net cash flow on acquisition € '000s
Digital Gaming Corporation	(11,702)	7,668	(4,034)

Proposed sale of B2B Division of DGC
As described in the section "Option to sale B2B Division of DGC" in note 19, the Group granted the B2B Option to Mahi, an entity of Games Global, that allows Mahi or one of its nominees to purchase the B2B Division of DGC for $10 million, adjusted for revenues earned and operating expenses incurred by the B2B Division.
As described above, the Group has completed the acquisition of DGC in January 2023, which was one of the conditions necessary to allow Mahi to exercise the B2B Option. The remaining condition is Mahi obtaining approvals to acquire and operate the B2B Division in accordance with the applicable gaming laws. The process to obtain the approvals is ongoing and was not finalized on the date these financial statements were authorized for issue.
Loans receivable
The Group has made additional disbursements in connection with the loan agreement with Apricot totaling €24.8 million (see note 19). The total amount disbursed by the Group, including the amounts previously disbursed in the year ended December 31, 2022, have reached the maximum of €43.0 million set forth in the loan agreement.